TOUCHSTONE LARGE CAP GROWTH FUND                             SUMMARY PROSPECTUS
CLASS A TICKER: TEQAX    CLASS B TICKER: TEQBX                    JULY 29, 2010
CLASS C TICKER: TEQCX    CLASS Y TICKER: TIQIX

Before you invest, you may want to review the fund's Prospectus, which contains information about the fund and its risks. The fund's Prospectus and Statement of Additional Information, both dated July 29, 2010, are incorporated by reference into this Summary Prospectus. For free paper or electronic copies of the fund's Prospectus and other information about the fund, go to www.TouchstoneInvestments.com/home/formslit/, call 1.800.543.0407, or ask any financial advisor, bank, or broker-dealer who offers shares of the fund.

THE FUND'S INVESTMENT GOAL

The Touchstone Large Cap Growth Fund seeks long-term growth of capital.

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's prospectus and in the sections entitled "Choosing a Share Class" and "Other Purchase and Redemption Information" in the Fund's Statement of Additional Information.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                                                          Class A     Class B     Class C      Class Y
------------------------------------------------------------------------------------------------------
Maximum Sales Charge Imposed on
    Purchases (as a percentage of offering price)         5.75%       None        None         None
Maximum Deferred Sales Charge
    (as a percentage of original purchase price
    or the amount redeemed, whichever is less)            None        5.00%       1.00%        None
Wire Redemption Fee                                       Up to $15   Up to $15   Up to $15    None
------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE
OF THE VALUE OF YOUR INVESTMENT)
------------------------------------------------------------------------------------------------------
Management Fees                                           0.71%       0.71%       0.71%        0.71%
Distribution and/or Service (12b-1) Fees                  0.25%       1.00%       1.00%        None
Other Expenses                                            0.41%       0.58%       0.45%        0.35%
Total Annual Fund Operating Expenses                      1.37%       2.29%       2.16%        1.06%
Fee Waiver and/or Expense Reimbursement(1)                0.12%       0.29%       0.16%        0.07%
Total Annual Fund Operating Expenses After Fee Waiver
       and/or Expense Reimbursement                       1.25%       2.00%       2.00%        0.99%
------------------------------------------------------------------------------------------------------

(1) Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.25%, 2.00%, 2.00% and 0.99% for Class A shares, Class B shares, Class C shares and Class Y shares, respectively. This expense limitation will remain in effect until at least July 28, 2011 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the shareholders.

EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                         Assuming No
           Assuming Redemption at End of Period          Redemption
          Class A   Class B   Class C   Class Y      Class B     Class C
1 Year    $695      $603      $303      $101         $203        $203
3 Years   $973      $888      $661      $330         $688        $661
5 Years   $1,271    $1299     $1,145    $578         $1,199      $1,145
10 Years  $2,117    $2,372    $2,480    $1,288       $2,372      $2,480
--------------------------------------------------------------------------------

PORTFOLIO TURNOVER. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 83% of the average value of its portfolio.

THE FUND'S PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund will invest at least 80% of its assets in common stocks of large cap U.S. companies. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. A large cap company has a market capitalization found within the Russell 1000 Index (between $283 billion and $1.3 billion at the time of its most recent reconstitution on May 31, 2010) at the time of purchase.

The Fund is non-diversified and may invest a significant percentage of its assets in the securities of one issuer. The Fund may invest up to 10% of its total assets in the securities of one company. The Fund's investments may include companies in the technology sector.

The Fund may engage in frequent and active trading as part of its principal investment strategy.

The sub-advisor, Navellier & Associates, Inc. ("Navellier"), seeks to identify and select inefficiently priced securities with strong appreciation potential by employing a proprietary investment process. Navellier's proprietary investment process is a disciplined quantitative, objective, "bottom-up," process and contains the following three steps. In the first step of the investment process, Navellier calculates and analyzes a "reward/risk ratio" for each potential investment. The reward/risk ratio is designed to identify stocks with above average potential returns and adjusted for risk. In the second step of the investment process, Navellier applies two or more sets of fundamental criteria to identify attractive stocks among those with favorable reward/risk ratios. Examples of these criteria include earnings growth, profit margins, reasonable price/earnings ratios based on expected future earnings, and various other fundamental criteria. Stocks with a combination of the applicable criteria are further considered in the third and final step of the investment process, which addresses the construction of the portfolio. Stocks are selected and weighted according to a disciplined methodology designed to maximize potential return and minimize potential risk.

Every quarter Navellier evaluates the fundamental criteria used in the second step of the investment process. The criteria included in this step and the relative weightings of each fundamental criterion are adjusted as necessary. This allows Navellier to monitor which criteria appear to be in favor in the financial markets. If a security held by the fund does not meet the requirements of each step of Navellier's investment process, then Navellier will evaluate the security and, if necessary, replace it.

THE KEY RISKS

The Fund's share price will fluctuate. You could lose money on your investment in the Fund, and the Fund could also return less than other investments:

o     If the stock market as a whole goes down

o Because large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion

o If the market continually values the stocks in the Fund's portfolio lower than Navellier believes they should be valued

o If the quantitative stock screening process and risk/reward analysis is not accurate

o If the companies that the Fund invests in do not grow as rapidly or increase in value as expected

o Because the Fund may invest in the technology sector which at times may be subject to greater market fluctuation than other sectors

o Because growth oriented funds may underperform when value investing is in favor

o Because a non-diversified fund may hold a significant percentage of its assets in the securities of one company, it may be more sensitive to market changes than a diversified fund

o To the extent a fund focuses its investments in a particular market sector or industry, it may be more sensitive to adverse changes within that sector or industry than a fund that does not focus its investments

o Because actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions

As with any mutual fund, there is no guarantee that the Fund will achieve its goal. You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of the Fund's Prospectus.

THE FUND'S PERFORMANCE

The bar chart and performance table below illustrate some indication of the risks of investing in the Fund. The bar chart shows changes in performance (before taxes) of the Fund's Class A shares during each full calendar year of operations. The bar chart does not reflect any sales charges, which would reduce your return. The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.

LARGE CAP GROWTH FUND - CLASS A TOTAL RETURNS AS OF DECEMBER 31

                                  [BAR CHART]

 2000    2001     2002    2003    2004     2005   2006     2007    2008   2009
-7.66%  -23.47%  -26.70%  35.60%  17.12%  16.37% -3.91%   26.42% -41.64%  25.88%

Best Quarter: 1st Quarter 2000 +20.60%   Worst Quarter: 1st Quarter 2001 -27.98%

The year-to-date return for the Fund's Class A shares as of June 30, 2010 is -6.34%.

For information on the prior history of the Fund, please see the section entitled "The Trust" in the Fund's Statement of Additional Information.

The performance table shows how the Fund's average annual total returns (before and after taxes) for 1, 5 and 10 years compare with those of the Russell 1000 Growth Index. After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class A after-tax returns.

Class A shares began operations on December 19, 1997, Class B shares and Class C shares began operations on October 4, 2003 and Class Y shares began operations on November 10, 2004. The Class C shares and Class Y shares performance was calculated using the historical performance of the Class A shares for the period from December 19, 1997 through October 3, 2003 and November 9, 2004, respectively. For the Class C shares, performance for this period has been restated to reflect the impact of Class C shares fees and expenses.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIOD ENDED DECEMBER 31, 2009

                                                          1 Year      5 Years       10 Years
LARGE CAP GROWTH FUND - CLASS A
-----------------------------------------------------------------------------------------------
Return Before Taxes                                       18.66%      -0.43%        -2.14%
Return After Taxes on Distributions                       18.62%      -0.44%        -2.16%
Return After Taxes on Distributions and
    Sale of Fund Shares                                   12.19%      -0.36%        -1.80%
Russell 1000 Growth Index                                 37.21%       1.63%        -3.99%
(reflects no deductions for fees, expenses or taxes)
-----------------------------------------------------------------------------------------------
LARGE CAP GROWTH FUND - CLASS C
-----------------------------------------------------------------------------------------------
Return Before Taxes                                       24.87%       0.17%        -2.23%
Russell 1000 Growth Index                                 37.21%       1.63%        -3.99%
(reflects no deductions for fees, expenses or taxes)
-----------------------------------------------------------------------------------------------
LARGE CAP GROWTH FUND - CLASS Y
-----------------------------------------------------------------------------------------------
Return Before Taxes                                       26.20%       0.99%        -1.45%
Russell 1000 Growth Index                                 37.21%       1.63%        -3.99%
(reflects no deductions for fees, expenses or taxes)
-----------------------------------------------------------------------------------------------

                                                                                      Since
                                                          1 Year      5 Years     Class Started
LARGE CAP GROWTH FUND - CLASS B
-----------------------------------------------------------------------------------------------
Return Before Taxes                                       20.94%      -0.06%         3.62%
Russell 1000 Growth Index                                 37.21%       1.63%        -3.99%
(reflects no deductions for fees, expenses or taxes)
-----------------------------------------------------------------------------------------------


INVESTMENT ADVISOR                          INVESTMENT SUB-ADVISOR

Touchstone Advisors, Inc.                   Navellier & Associates, Inc.

PORTFOLIO MANAGER(S)

Shawn C. Price
Portfolio Manager since 1991
Managing Fund since 1997

Louis G. Navellier
Chief Executive Officer since 1987
Managing Fund since 1997

BUYING AND SELLING FUND SHARES

Minimum Investment Requirements
-------------------------------

                                                            CLASS A, CLASS B AND CLASS C                CLASS Y
                                                            Initial           Additional          Initial       Additional
                                                           Investment         Investment         Investment     Investment
---------------------------------------------------------------------------------------------------------------------------
Regular Account                                           $     2,500       $         50         $    2,500        None
Retirement Account or Custodial Account under
      the Uniform Gifts/Transfers to Minors Act           $     1,000       $         50         None              None
Investments through the Automatic Investment Plan         $       100       $         50         None              None
---------------------------------------------------------------------------------------------------------------------------

You may buy and sell shares in the Fund on a day when the New York Stock Exchange is open for trading. You may purchase and sell Class A and Class C shares of the Fund directly from Touchstone Securities, Inc. or through your financial advisor. You may sell Class B shares of the Fund directly from Touchstone Securities, Inc. or through your financial advisor. Class Y shares are available only through your financial institution. For more information about buying and selling shares see the section "Investing with Touchstone" of the Fund's prospectus or call 1.800.543.0407.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless the shares are held in a tax-deferred account. Shares that are held in a tax-deferred account may be taxed as ordinary or capital gains once they are withdrawn from the tax-deferred account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.